Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 7,221,572	₨ 9,352,551
Property, plant and equipment, pledged as security	24,189,268	12,260,778
Borrowing costs capitalised	₨ 515,310	₨ 514,022